Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Oberweis Small-Cap Opportunities Fund’s investment objective is to maximize capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investments)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of small-cap companies. The Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers small-cap companies as those with a market capitalization of less than $5 billion at the time of investment. The Fund invests principally in the common stocks of companies that OAM believes have the potential for significant long-term growth in market value.

The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities, and many of the companies also meet certain of the Oberweis Aperture investment criteria described below. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high.

The “Oberweis Aperture” investment criteria include:

Strong Revenue Growth

The Fund invests in companies with either rapid revenue growth or revenue growth that OAM believes will significantly exceed analysts’ estimates.

Strong Earnings Growth

The Fund invests in companies that OAM believes will grow profits much faster than analysts expect.

Sustainability

The Fund invests in sustainable businesses with a strong competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, OAM looks for a high barrier to competitive entry.

Operating Leverage

The Fund invests in profitable and scalable business models, which tend to generate rising net profits margins as revenue growth accelerates.

Valuation

The Fund invests in businesses that OAM believes are significantly undervalued based on prices/earning to growth ratio calculations using OAM’s earnings estimates and growth forecasts.

Timely Catalyst

OAM looks for a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that analyst expectations are too low.

Inflection Point of Change

OAM looks for businesses at the inflection point of change—often from a new product, a new management team or a regulatory change—as OAM believes these changes can drive unexpected or underestimated growth. The Fund invests in firms with significant gaps between OAM’s forecasts and analyst expectations.

Limited Analyst Coverage

OAM looks for small- and mid-cap firms not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund. Because the Fund may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund’s share price may also decrease.

The Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with seeking maximum capital appreciation.

Investment in common stocks, particularly in common stocks of small companies with high growth potential, can be volatile. The value of the Fund’s shares will go up and down due to movement of the overall stock market or of the value of the individual securities held by the Fund. Because of this volatility, we recommend that you invest in the Fund as a long-term investment only, and only for a portion of your investment portfolio, not for all of it. There can be no assurance that the Fund’s objective will be met.

Small-sized Company Risk

The Fund is subject to small company risk. Although the Fund seeks to reduce risk by investing in a diversified portfolio, you must realize that investing in smaller, and often newer, companies involves greater risk than there usually is with investing in larger, more established companies. Smaller and newer companies often have limited product lines, markets, management personnel, research and/or financial resources. The securities of small companies, which may be thinly capitalized, may not be as marketable as those of larger companies. Therefore the securities of these smaller, newer companies may be subject to more abrupt or erratic market movements than the securities of larger companies or the market averages in general.

Portfolio Turnover Risk

In the past, the Fund has experienced high rates of portfolio turnover, which results in above average transaction costs and the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk, Lose Money	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns may vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at www.oberweisfunds.com or by calling (800) 245-7311.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 245-7311
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.oberweisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	BEST QUARTER WORST QUARTER 2Q 2009 30.40% 4Q 2008 -37.59%
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or individual retirement account (“IRA”).

Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.54%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.77%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	665
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,153
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,499
Annual Return 2005	rr_AnnualReturn2005	4.85%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	14.99%
Annual Return 2008	rr_AnnualReturn2008	(57.66%)
Annual Return 2009	rr_AnnualReturn2009	63.49%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Annual Return 2011	rr_AnnualReturn2011	(3.88%)
Annual Return 2012	rr_AnnualReturn2012	8.24%
Annual Return 2013	rr_AnnualReturn2013	48.87%
Annual Return 2014	rr_AnnualReturn2014	(5.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.75%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.03%
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%

[1]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 2% of average daily net assets for the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the “expense limitation”). The contractual arrangement continues in force until April 30, 2016. The contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation.